Right of Use Asset and Operating Lease Liability (Tables)	9 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of right of use assets [Table Text Block]
	December 31, 2025	March 31, 2025
Cost	$13,386	$12,704
Accumulated amortization	(9,264)	(7,158)
Net carrying value	$4,122	$5,546

Schedule of lease liabilities [Table Text Block]
	December 31, 2025	March 31, 2025
Current	$2,548	$2,645
Non-current	1,755	3,095
	$4,303	$5,740

Schedule of weighted average discount rate and remaining lease term of lease liability [Table Text Block]
	December 31, 2025	March 31, 2025
Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	1.89	2.42

Schedule of future minimum lease payments [Table Text Block]
	December 31, 2025	March 31, 2025
2026	$2,766	$2,900
2027	1,171	2,014
2028	602	981
2029	-	251
Total undiscounted lease liabilities	4,538	6,146
Interest on lease liabilities	(235)	(406)
Total present value of minimum lease payments	4,303	5,740
Lease liability - current portion	(2,548)	(2,645)
Lease liability	$1,755	$3,095

Schedule of components of lease costs [Table Text Block]
	Nine months ended
	December 31, 2025	December 31, 2024
Variable lease costs (CPI adjustments)	$291	$194
Operating lease costs:
Depreciation of leased assets	1,981	1,784
Interest on lease liabilities	221	308
Total lease costs	$2,494	$2,286

Schedule of cash flows of lease liabilities [Table Text Block]
	Nine months ended
	December 31, 2025	December 31, 2024
Cash flows from operating leases	$2,420	$2,092